Note 11 - Financial Instruments - Valuation of Financial Instruments (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Class B Warrants [Member]
Non-current liability		$ 609
Fair Value, Inputs, Level 1 [Member] | Class B Warrants [Member]
Non-current liability
Fair Value, Inputs, Level 2 [Member] | Class B Warrants [Member]
Non-current liability
Fair Value, Inputs, Level 3 [Member] | Class B Warrants [Member]
Non-current liability		609
Interest Rate Swap [Member]
Current asset (Interest Rate Swaps)		82
Current liability		113
Non-current liability		985
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Current asset (Interest Rate Swaps)
Current liability
Non-current liability
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Current asset (Interest Rate Swaps)		82
Current liability		113
Non-current liability		985
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Current asset (Interest Rate Swaps)
Current liability
Non-current liability
Class B Warrants [Member]
Current liability	$ 101
Class B Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Current liability
Class B Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Current liability	$ 101